Noninterest income (Tables)	12 Months Ended
Mar. 31, 2021
Summary of Noninterest Income
Details of Noninterest income for the fiscal years ended March 31, 2019, 2020 and 2021 are as follows:

	2019	2020	2021
	(in millions of yen)
Fee and commission income:
Securities-related business (1)	145,270	139,124	170,216
Deposits and lending business (2)	152,283	157,420	174,083
Remittance business (1)	110,382	112,275	109,111
Asset management business (1)	97,852	98,720	104,753
Trust-related business (1)	124,843	129,298	122,215
Agency business (1)	36,466	31,879	31,331
Guarantee-related business (3)	28,582	28,974	31,665
Fees for other customer services (1)	157,612	170,195	169,310

Total Fee and commission income	853,290	867,885	912,684

Foreign exchange gains (losses)—net (3)	93,577	44,345	89,267
Trading account gains (losses)—net (2)	328,841	745,692	120,596
Investment gains (losses)—net:
Debt securities (3)	(3,842)	31,032	(22,032)
Equity securities (3)	(155,947)	(557,391)	850,567
Equity in earnings (losses) of equity method investees—net (3)	29,172	34,012	31,027
Gains on disposal of premises and equipment (3)	5,145	2,583	7,125
Other noninterest income (2) (4)	72,135	139,582	52,086

Total	1,222,371	1,307,740	2,041,320

Notes:
(1)	These amounts are revenues from contracts within the scope of ASC 606, “Revenue from contracts with customers” (“ASC 606”).
(2)	Part of these amounts are considered to be revenues from contracts that are within the scope of ASC 606.
(3)	These amounts are revenues from contracts that do not meet the scope of ASC 606.
(4)	These amounts include the net unrealized gains resulting from changes in fair values of structured notes that contain embedded derivatives. See Note 27 “Fair value” for further details.